Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued capital expenditures	$ 4,742	$ 8,926
Accrued lease operating expense	3,944	1,392
Accrued general and administrative expenses	1,349	527
Accrued interest payable	618	269
Accrued environmental	623	779
Other	1,172	2,014
Accrued Liabilities, Total	$ 12,448	$ 13,907